AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 19.7%
Banks - 7.6%
Citigroup, Inc.	176,000	$12,158,080
DBS Group Holdings Ltd.	1,000,700	18,103,779
Jyske Bank A/S (a)	422,464	13,642,039
Wells Fargo & Co.	446,964	22,544,864

		66,448,762

Capital Markets - 8.1%
BlackRock, Inc.-Class A	15,766	7,025,960
CME Group, Inc.-Class A	67,190	14,199,935
Japan Exchange Group, Inc.	280,100	4,426,266
Julius Baer Group Ltd. (a)	541,389	23,978,615
S&P Global, Inc.	19,760	4,840,805
Singapore Exchange Ltd.	2,655,100	16,289,142

		70,760,723

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc.-Class B (a)	143,785	29,910,156
Pargesa Holding SA	66,201	5,092,080

		35,002,236

		172,211,721

Information Technology - 17.0%
Electronic Equipment, Instruments & Components - 0.6%
IPG Photonics Corp. (a)	39,733	5,387,795

IT Services - 5.2%
Cognizant Technology Solutions Corp.-Class A	421,848	25,422,670
Visa, Inc.-Class A	117,806	20,263,810

		45,686,480

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	305,022	15,717,783
NXP Semiconductors NV	54,010	5,893,571
Taiwan Semiconductor Manufacturing Co., Ltd.	1,442,000	12,807,173

		34,418,527

Software - 5.1%
Microsoft Corp.	253,365	35,225,336
Trend Micro, Inc./Japan	191,200	9,137,153

		44,362,489

Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co., Ltd.	463,652	18,983,794

		148,839,085

Communication Services - 13.2%
Diversified Telecommunication Services - 2.1%
Comcast Corp.-Class A	416,529	18,777,127

Entertainment - 1.1%
Nintendo Co., Ltd.	26,000	9,684,906

Company	Shares	U.S. $ Value
Interactive Media & Services - 5.0%
Alphabet, Inc.-Class C (a)	35,620	$43,420,780

Wireless Telecommunication Services - 5.0%
China Mobile Ltd.	1,223,000	10,131,029
KDDI Corp.	740,100	19,311,241
SoftBank Group Corp.	364,300	14,375,433

		43,817,703

		115,700,516

Consumer Discretionary - 12.6%
Diversified Consumer Services - 4.1%
Service Corp. International/US	757,446	36,213,493

Hotels, Restaurants & Leisure - 4.1%
Choice Hotels International, Inc.	52,119	4,636,506
Compass Group PLC	316,869	8,153,904
Las Vegas Sands Corp.	263,499	15,219,702
Marriott International, Inc./MD-Class A	61,300	7,623,881

		35,633,993

Internet & Direct Marketing Retail - 2.9%
Naspers Ltd.-Class N	111,983	16,955,258
Prosus NV (a)	111,983	8,220,463

		25,175,721

Textiles, Apparel & Luxury Goods - 1.5%
Samsonite International SA (b)	5,992,500	12,695,225

		109,718,432

Health Care - 10.1%
Biotechnology - 1.6%
Gilead Sciences, Inc.	222,083	14,075,621

Health Care Equipment & Supplies - 1.6%
Koninklijke Philips NV	301,017	13,909,715

Health Care Providers & Services - 5.2%
Anthem, Inc.	137,055	32,906,905
Henry Schein, Inc. (a)	197,447	12,537,885

		45,444,790

Pharmaceuticals - 1.7%
Roche Holding AG	49,811	14,503,205

		87,933,331

Industrials - 9.1%
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	103,986	8,815,933

Commercial Services & Supplies - 3.8%
Secom Co., Ltd.	347,200	31,770,851
Taiwan Secom Co., Ltd.	517,000	1,466,454

		33,237,305

Industrial Conglomerates - 1.1%
3M Co.	58,850	9,674,940

Company	Shares	U.S. $ Value
Machinery - 1.8%
Dover Corp.	160,712	$16,000,487

Professional Services - 0.6%
RELX PLC	235,094	5,589,804

Road & Rail - 0.1%
ALD SA (b)(c)	59,212	845,254

Transportation Infrastructure - 0.7%
Flughafen Zurich AG	31,303	5,794,185

		79,957,908

Consumer Staples - 5.4%
Food Products - 1.2%
Danone SA	116,322	10,245,841

Household Products - 3.0%
Procter & Gamble Co. (The)	119,754	14,895,003
Reckitt Benckiser Group PLC	149,852	11,700,357

		26,595,360

Personal Products - 1.2%
L’Oreal SA	36,801	10,292,091

		47,133,292

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
LUKOIL PJSC (Sponsored ADR)	134,093	11,093,514
Marathon Petroleum Corp.	271,112	16,470,054
Royal Dutch Shell PLC-Class B	529,457	15,648,339

		43,211,907

Materials - 4.9%
Chemicals - 4.3%
BASF SE	302,944	21,181,258
International Flavors & Fragrances, Inc. (c)	136,650	16,765,588

		37,946,846

Paper & Forest Products - 0.6%
Mondi PLC	252,788	4,840,235

		42,787,081

Real Estate - 1.8%
Real Estate Management & Development - 1.8%
CBRE Group, Inc.-Class A (a)	290,975	15,424,585

Utilities - 0.7%
Water Utilities - 0.7%
Guangdong Investment Ltd.	3,240,000	6,341,081

Total Common Stocks (cost $780,187,368)		869,258,939

Company		Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $1,368,631)		1,368,631		$1,368,631

	Principal Amount (000)
Time Deposits - 0.1%
BBH Grand Cayman
(1.62)%, 10/01/19	CHF	86		85,984
(0.85)%, 10/01/19	DKK	546		79,738
0.25%, 10/01/19	AUD	0	*	1
0.84%, 10/01/19	CAD	0	*	1
2.20%, 10/02/19	HKD	2,354		300,327
5.40%, 10/01/19	ZAR	1,254		82,794
Citibank, London
(0.67)%, 10/01/19	EUR	78		85,481
0.38%, 10/01/19	GBP	126		155,028
Hong Kong & Shanghai Bank, Singapore
0.79%, 10/01/19	SGD	119		86,305
Sumitomo, Tokyo
(0.26)%, 10/01/19	JPY	9,294		85,958

Total Time Deposits (cost $961,617)				961,617

Total Short-Term Investments (cost $2,330,248)				2,330,248

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $782,517,616)				871,589,187

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $14,913,250)		14,913,250		14,913,250

Total Investments - 101.4% (cost $797,430,866) (g)				886,502,437
Other assets less liabilities - (1.4)%				(12,365,239)

Net Assets - 100.0%				$874,137,198

*	Principal amount less than 500.
(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $13,540,479 or 1.5% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,929,812 and gross unrealized depreciation of investments was $(20,858,241), resulting in net unrealized appreciation of $89,071,571.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CME	-	Chicago Mercantile Exchange
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN[1] September 30, 2019 (unaudited)
56.1%	United States
10.2%	Japan
5.7%	Switzerland
5.3%	United Kingdom
3.9%	Singapore
2.8%	China
2.4%	France
2.4%	Germany
2.3%	Netherlands
2.2%	South Korea
1.9%	South Africa
1.6%	Taiwan
1.6%	Denmark
1.3%	Russia
0.3%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$90,679,800		$81,531,921		$	– 0	–	$172,211,721
Information Technology	107,910,965		40,928,120			– 0	–	148,839,085
Communication Services	62,197,907		53,502,609			– 0	–	115,700,516
Consumer Discretionary	71,914,045		37,804,387			– 0	–	109,718,432
Health Care	59,520,411		28,412,920			– 0	–	87,933,331
Industrials	35,957,814		44,000,094			– 0	–	79,957,908
Consumer Staples	14,895,003		32,238,289			– 0	–	47,133,292
Energy	27,563,568		15,648,339			– 0	–	43,211,907
Materials	16,765,588		26,021,493			– 0	–	42,787,081
Real Estate	15,424,585		– 0	–		– 0	–	15,424,585
Utilities	– 0	–	6,341,081			– 0	–	6,341,081
Short-Term Investments:
Investment Companies	1,368,631		– 0	–		– 0	–	1,368,631
Time Deposits	– 0	–	961,617			– 0	–	961,617
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,913,250		– 0	–		– 0	–	14,913,250

Total Investments in Securities	519,111,567		367,390,870	†		– 0	–	886,502,437
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$519,111,567		$367,390,870		$	– 0	–	$886,502,437

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,186	$33,808	$38,625	$1,369	$16
Government Money Market Portfolio*	4,250	48,627	37,964	14,913	10

Total				$16,282	$26

*	Investment of cash collateral for securities lending transactions.